FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	September 30, 2012
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$126	$-	$-	$126
Cash deposits and other	1,306	-	-	1,306
Marketable securities*:
Auction rate securities	-	-	28	28
Collateral debt obligations	4	-	1	5
Equity securities	467	-	-	467
Structured investment vehicles	-	100	-	100
Other	4	-	-	4
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(46)	-	(46)
Interest rate and cross-currency swaps (liabilities)	-	(46)	-	(46)
Asset derivatives - mainly options and forward contracts	-	37	-	37
Interest rate and cross-currency swaps (assets)	-	31	-	31
Contingent consideration in connection with Cephalon acquisition	-	-	(117)	(117)

Total	$1,907	$76	$(88)	$1,895

	December 31, 2011
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$73	$-	$-	$73
Cash deposits and other	1,023	-	-	1,023
Marketable securities*:
Auction rate securities	-	-	31	31
Collateral debt obligations	4	-	1	5
Equity securities	505	-	-	505
Structured investment vehicles	-	91	-	91
Other - mainly debt securities	20	-	-	20
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(57)	-	(57)
Interest rate and cross-currency swaps (liabilities)	-	(53)	-	(53)
Assets derivatives - mainly options and forward contracts	-	17	-	17
Interest rate and cross-currency swaps (assets)	-	25	-	25
Contingent consideration in connection with Cephalon acquisition	-	-	(171)	(171)

Total	$1,625	$23	$(139)	$1,509

The fair value of the financial instruments that are measured on a basis other than fair value are presented in the below table:
	Estimated fair value*
	September 30,	December 31,
	2012	2011

	U.S. $ in millions

Senior notes included under long term liabilities	$(10,570)	$(8,662)
Senior notes and convertible senior debentures included under short term liabilities	(769)	(1,555)

Carrying value at the end of the period	$(11,339)	$(10,217)

* The fair value was estimated based on quoted market prices, where available.

Marketable Securities
At September 30, 2012 and December 31, 2011, the fair value, amortized cost and gross unrealized holding gains and losses of such securities were as follows:

	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	US $ in millions

September 30, 2012	$728	$860	$20	$152
December 31, 2011	725	836	26	137

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	September 30,	December 31,
	2012	2011

	U.S. $ in millions
Carrying value at the beginning of the period	$(139)	$78
Amount realized	(6)	(61)
Contingent consideration in connection with Cephalon acquisition	54	(171)
Net change to fair value:
Included in earnings - financial expense - net	3	22
Included in accumulated other comprehensive loss	-	(7)

Carrying value at the end of the period	$(88)	$(139)